Revenues - Schedule of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 357,322	$ 56,072	¥ 471,614	¥ 906,458
Targeted Marketing
Disaggregation Of Revenue [Line Items]
Total revenues	0	0	213,662	696,190
Developer Services
Disaggregation Of Revenue [Line Items]
Total revenues	252,859	39,679	173,457	93,553
Vertical Applications
Disaggregation Of Revenue [Line Items]
Total revenues	104,463	16,393	84,495	116,715
Total SAAS Businesses
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 357,322	$ 56,072	¥ 257,952	¥ 210,268